Significant Components of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	$ 586,847	$ 185,218
Accumulated Amortization	(105,428)	(55,164)
Net	481,419	130,054
Channel relationships
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	318,600	1,600
Accumulated Amortization	(20,261)	(266)
Net	298,339	1,334
Customer relationships
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	167,871	167,641
Accumulated Amortization	(69,114)	(49,822)
Net	98,757	117,819
Trade name
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	46,561	2,537
Accumulated Amortization	(6,527)	(1,504)
Net	40,034	1,033
Database
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	28,000
Accumulated Amortization	(2,800)
Net	25,200
Covenants-Not-to-Compete
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	14,940	3,440
Accumulated Amortization	(2,887)	(822)
Net	12,053	2,618
Trade association
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	10,000	10,000
Accumulated Amortization	(3,750)	(2,750)
Net	6,250	7,250
Favorable lease
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	875
Accumulated Amortization	(89)
Net	$ 786